Quarterly Report
August 31, 2019
MFS®  Intermediate High
Income Fund

Portfolio of Investments
8/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 133.0%
Aerospace – 1.8%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$185,000	$180,144
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (z)		200,000	203,000
TransDigm, Inc., 6.5%, 7/15/2024		215,000	221,987
TransDigm, Inc., 6.25%, 3/15/2026 (n)		200,000	215,746
TransDigm, Inc., 6.375%, 6/15/2026		110,000	115,444
			$936,321
Automotive – 2.5%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$625,000	$643,031
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)		50,000	51,250
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		20,000	21,450
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		230,000	244,950
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		310,000	302,250
			$1,262,931
Broadcasting – 6.0%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026 (z)		$105,000	$110,250
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (z)		175,000	183,313
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		35,000	37,800
iHeartCommunications, Inc., 5.25%, 8/15/2027 (z)		55,000	57,829
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		170,000	182,206
Match Group, Inc., 6.375%, 6/01/2024		295,000	310,487
Match Group, Inc., 5%, 12/15/2027 (n)		200,000	210,000
Netflix, Inc., 5.875%, 2/15/2025		415,000	458,056
Netflix, Inc., 4.875%, 4/15/2028		90,000	94,163
Netflix, Inc., 5.875%, 11/15/2028		160,000	179,000
Netflix, Inc., 4.625%, 5/15/2029 (n)	EUR	100,000	124,978
Netflix, Inc., 3.875%, 11/15/2029 (n)		225,000	267,194
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		$235,000	244,987
Univision Communications, Inc., 5.125%, 2/15/2025 (n)		80,000	77,191
WMG Acquisition Corp., 5%, 8/01/2023 (n)		65,000	66,625
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		330,000	340,725
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		65,000	68,088
			$3,012,892
Building – 7.7%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$430,000	$445,587
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		275,000	291,500
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		273,000	269,246
Core & Main LP, 6.125%, 8/15/2025 (n)		250,000	253,750
HD Supply, Inc., 5.375%, 10/15/2026 (n)		355,000	378,146
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		200,000	205,000
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		300,000	307,500
NCI Building Systems, Inc., 8%, 4/15/2026 (n)		190,000	180,025
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		150,000	153,375
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		216,000	221,508
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		213,000	201,019
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		360,000	370,350
Standard Industries, Inc., 6%, 10/15/2025 (n)		265,000	278,581
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		335,000	340,444
			$3,896,031
Business Services – 4.1%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$225,000	$233,156
CDK Global, Inc., 4.875%, 6/01/2027		285,000	294,473
Equinix, Inc., 5.75%, 1/01/2025		195,000	203,288

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Equinix, Inc., 5.875%, 1/15/2026		$95,000	$101,056
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		200,000	225,000
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027		60,000	61,613
MSCI, Inc., 5.75%, 8/15/2025 (n)		170,000	178,500
MSCI, Inc., 4.75%, 8/01/2026 (n)		545,000	570,206
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		175,000	187,352
			$2,054,644
Cable TV – 12.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		$520,000	$531,700
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		230,000	238,912
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		585,000	619,369
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		260,000	276,900
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		200,000	211,500
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		800,000	856,000
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		200,000	225,000
DISH DBS Corp., 5.875%, 11/15/2024		165,000	156,964
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		145,000	129,050
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		345,000	313,950
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		380,000	396,625
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		105,000	114,420
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		135,000	137,363
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		165,000	171,187
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		200,000	203,400
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		240,000	250,320
Videotron Ltd., 5.375%, 6/15/2024 (n)		80,000	86,400
Videotron Ltd., 5.125%, 4/15/2027 (n)		570,000	599,925
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	207,942
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		200,000	205,000
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		400,000	413,500
			$6,345,427
Chemicals – 3.0%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$600,000	$621,060
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		200,000	204,000
Element Solutions, Inc., 5.875%, 12/01/2025 (z)		60,000	62,625
SPCM S.A., 4.875%, 9/15/2025 (n)		375,000	383,438
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	200,000	221,568
			$1,492,691
Computer Software – 1.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$235,000	$238,884
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		205,000	231,315
VeriSign, Inc., 5.25%, 4/01/2025		265,000	289,512
VeriSign, Inc., 4.75%, 7/15/2027		85,000	89,888
			$849,599
Computer Software - Systems – 2.9%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$375,000	$399,375
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		200,000	208,442
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		495,000	507,375
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		315,000	330,750
			$1,445,942
Conglomerates – 4.2%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$205,000	$218,838
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		360,000	380,700
EnerSys, 5%, 4/30/2023 (n)		275,000	283,250
Entegris, Inc., 4.625%, 2/10/2026 (n)		275,000	283,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Gates Global LLC, 6%, 7/15/2022 (n)	$133,000	$132,335
MTS Systems Corp., 5.75%, 8/15/2027 (z)	175,000	182,875
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	220,000	228,800
TriMas Corp., 4.875%, 10/15/2025 (n)	405,000	410,062
		$2,120,110
Construction – 1.7%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	$270,000	$286,200
Toll Brothers Finance Corp., 4.875%, 11/15/2025	190,000	203,775
Toll Brothers Finance Corp., 4.35%, 2/15/2028	365,000	381,425
		$871,400
Consumer Products – 1.1%
Coty, Inc., 6.5%, 4/15/2026 (n)	$190,000	$179,550
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	305,000	321,394
Mattel, Inc., 6.75%, 12/31/2025 (n)	35,000	35,962
		$536,906
Consumer Services – 2.9%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$175,000	$183,312
Cimpress N.V., 7%, 6/15/2026 (n)	300,000	313,875
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	205,000	222,425
Matthews International Corp., 5.25%, 12/01/2025 (n)	101,000	96,203
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	120,000	128,136
Realogy Group LLC, 9.375%, 4/01/2027 (n)	220,000	190,300
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	325,000	341,130
		$1,475,381
Containers – 6.2%
ARD Finance S.A., 7.125%, 9/15/2023	$200,000	$205,250
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)	217,882	223,707
Berry Global Group, Inc., 5.5%, 5/15/2022	180,000	183,024
Berry Global Group, Inc., 6%, 10/15/2022	165,000	168,094
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)	145,000	138,475
Crown American LLC, 4.5%, 1/15/2023	326,000	342,300
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	290,000	300,875
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	140,000	147,000
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	235,000	211,500
Reynolds Group, 5.75%, 10/15/2020	125,984	126,299
Reynolds Group, 5.125%, 7/15/2023 (n)	180,000	185,049
Reynolds Group, 7%, 7/15/2024 (n)	70,000	72,363
Sealed Air Corp., 4.875%, 12/01/2022 (n)	335,000	351,331
Silgan Holdings, Inc., 4.75%, 3/15/2025	235,000	241,192
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (z)	200,000	215,000
		$3,111,459
Electrical Equipment – 0.9%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$160,000	$142,800
CommScope Technologies LLC, 5%, 3/15/2027 (n)	345,000	288,506
		$431,306
Electronics – 2.2%
Qorvo, Inc., 5.5%, 7/15/2026	$370,000	$394,982
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	310,000	336,350
Sensata Technologies B.V., 5%, 10/01/2025 (n)	375,000	397,500
		$1,128,832

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 2.9%
Callon Petroleum Co., 6.375%, 7/01/2026	$230,000	$223,100
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	215,000	212,850
Jagged Peak Energy LLC, 5.875%, 5/01/2026	135,000	135,472
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	230,000	228,850
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	70,000	71,050
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	260,000	267,800
Sanchez Energy Corp., 6.125%, 1/15/2023 (a)(d)	210,000	8,925
SM Energy Co., 6.75%, 9/15/2026	170,000	144,500
Whiting Petroleum Corp., 6.625%, 1/15/2026	10,000	7,237
WPX Energy, Inc., 5.75%, 6/01/2026	160,000	166,000
		$1,465,784
Entertainment – 2.5%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	$200,000	$190,000
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (n)	95,000	98,444
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	430,000	458,487
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	505,000	522,675
		$1,269,606
Financial Institutions – 3.9%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$200,000	$206,500
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	195,000	207,032
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	130,000	133,796
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)(z)	385,000	383,075
OneMain Financial Corp., 6.875%, 3/15/2025	160,000	181,400
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	565,000	610,991
Wand Merger Corp., 8.125%, 7/15/2023 (n)	240,000	248,539
		$1,971,333
Food & Beverages – 4.8%
Aramark Services, Inc., 4.75%, 6/01/2026	$155,000	$158,875
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	310,000	323,184
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	300,000	334,500
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	232,000	238,960
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	485,000	507,024
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	120,000	125,250
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)	100,000	104,000
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	220,000	237,050
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	370,000	382,480
		$2,411,323
Gaming & Lodging – 7.5%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$230,000	$235,750
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	155,000	167,952
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	220,000	241,886
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	115,000	126,231
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	305,000	321,928
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	405,000	418,162
Marriott Vacations Worldwide Corp./ILG, Inc., 5.625%, 4/15/2023	270,000	271,688
MGM Growth Properties LLC, 4.5%, 9/01/2026	435,000	455,662
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	305,000	305,381
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	200,000	205,000
Scientific Games Corp., 8.25%, 3/15/2026 (n)	145,000	153,700
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	460,000	481,850
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	350,000	369,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (z)	45,000	46,631
		$3,801,071

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.7%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$345,000	$355,350
Insurance - Health – 0.8%
Centene Corp., 6.125%, 2/15/2024	$185,000	$193,880
Centene Corp., 5.375%, 6/01/2026 (n)	205,000	219,155
		$413,035
Insurance - Property & Casualty – 1.2%
AssuredPartners, Inc., 7%, 8/15/2025 (n)	$270,000	$269,325
Hub International Ltd., 7%, 5/01/2026 (n)	315,000	319,725
		$589,050
Machinery & Tools – 0.5%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$265,000	$272,950
Major Banks – 1.7%
Barclays PLC, 7.875%, 12/29/2049	$200,000	$207,972
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	200,000	212,908
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	400,000	426,688
		$847,568
Medical & Health Technology & Services – 9.3%
Avantor, Inc., 9%, 10/01/2025 (n)	$350,000	$393,750
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	75,000	73,125
DaVita, Inc., 5%, 5/01/2025	230,000	230,288
Encompass Health Corp., 5.75%, 9/15/2025	120,000	126,150
HCA, Inc., 7.5%, 2/15/2022	345,000	386,334
HCA, Inc., 5.375%, 2/01/2025	525,000	582,750
HCA, Inc., 5.875%, 2/15/2026	375,000	427,781
HCA, Inc., 5.625%, 9/01/2028	45,000	51,202
HealthSouth Corp., 5.125%, 3/15/2023	385,000	391,256
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	170,000	162,775
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	600,000	633,750
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	180,000	160,886
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	120,000	100,800
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	295,000	315,281
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	60,000	40,200
Tenet Healthcare Corp., 6.75%, 6/15/2023	200,000	205,500
Tenet Healthcare Corp., 4.875%, 1/01/2026 (z)	255,000	262,038
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	200,000	178,060
		$4,721,926
Medical Equipment – 1.4%
Teleflex, Inc., 5.25%, 6/15/2024	$240,000	$247,200
Teleflex, Inc., 4.875%, 6/01/2026	105,000	110,614
Teleflex, Inc., 4.625%, 11/15/2027	340,000	359,509
		$717,323
Metals & Mining – 5.2%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$175,000	$178,063
Big River Steel LLC, 7.25%, 9/01/2025 (n)	140,000	148,050
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	200,000	188,000
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	190,000	182,400
Freeport-McMoRan, Inc., 5%, 9/01/2027	190,000	189,525
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	185,000	183,429
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	95,000	90,131
Harsco Corp., 5.75%, 7/31/2027 (n)	195,000	202,069
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	310,000	192,200
Novelis Corp., 5.875%, 9/30/2026 (n)	340,000	359,125

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Steel Dynamics, Inc., 4.125%, 9/15/2025	$195,000	$196,462
Steel Dynamics, Inc., 5%, 12/15/2026	145,000	151,525
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	170,000	160,969
TMS International Corp., 7.25%, 8/15/2025 (n)	245,000	233,975
		$2,655,923
Midstream – 5.1%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$470,000	$485,862
Cheniere Energy, Inc., 5.875%, 3/31/2025	575,000	641,125
DCP Midstream Operating LP, 4.95%, 4/01/2022	170,000	175,950
DCP Midstream Operating LP, 3.875%, 3/15/2023	215,000	217,688
EnLink Midstream Partners LP, 4.4%, 4/01/2024	324,000	320,760
Superior Plus LP/Superior General Partner, Inc., 7%, 7/15/2026 (z)	45,000	47,138
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	170,000	172,922
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	260,000	266,500
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	245,000	252,791
		$2,580,736
Network & Telecom – 0.3%
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	$170,000	$173,400
Oil Services – 0.9%
Apergy Corp., 6.375%, 5/01/2026	$200,000	$201,000
Diamond Offshore Drill Co., 5.7%, 10/15/2039	335,000	207,700
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	45,000	42,075
		$450,775
Oils – 1.2%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$290,000	$304,500
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023	50,000	51,375
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	225,000	233,080
		$588,955
Pharmaceuticals – 2.0%
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)	$200,000	$202,000
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (n)	50,000	50,562
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	140,000	95,200
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	120,000	121,200
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	550,000	566,500
		$1,035,462
Printing & Publishing – 0.7%
Nielsen Co. Lux S.à r.l., 5%, 2/01/2025 (n)	$60,000	$59,250
Nielsen Finance LLC, 5%, 4/15/2022 (n)	272,000	273,360
		$332,610
Real Estate - Healthcare – 0.7%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$280,000	$295,834
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	60,000	64,050
		$359,884
Real Estate - Other – 1.2%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$385,000	$397,512
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	215,000	228,169
		$625,681

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Restaurants – 1.7%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$240,000	$245,400
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	575,000	608,063
		$853,463
Retailers – 1.7%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$165,000	$167,475
EG Global Finance PLC, 6.75%, 2/07/2025 (n)	200,000	193,000
L Brands, Inc., 5.25%, 2/01/2028	330,000	301,125
Party City Holdings, Inc., 6.625%, 8/01/2026 (n)	95,000	90,488
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	120,000	120,300
		$872,388
Specialty Chemicals – 1.3%
Koppers, Inc., 6%, 2/15/2025 (n)	$230,000	$223,675
Univar USA, Inc., 6.75%, 7/15/2023 (n)	430,000	438,600
		$662,275
Specialty Stores – 0.8%
Penske Automotive Group Co., 5.375%, 12/01/2024	$145,000	$149,531
Penske Automotive Group Co., 5.5%, 5/15/2026	175,000	183,313
PetSmart, Inc., 5.875%, 6/01/2025 (n)	55,000	53,900
		$386,744
Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$97,000	$101,607
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	90,000	92,250
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (z)	15,000	15,808
		$209,665
Telecommunications - Wireless – 7.5%
Altice France S.A., 8.125%, 2/01/2027 (n)	$400,000	$441,000
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	200,000	205,105
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	200,000	206,750
SBA Communications Corp., 4%, 10/01/2022	360,000	366,300
SBA Communications Corp., 4.875%, 9/01/2024	330,000	341,550
SFR Group S.A., 7.375%, 5/01/2026 (n)	200,000	213,500
Sprint Corp., 7.875%, 9/15/2023	375,000	421,875
Sprint Corp., 7.125%, 6/15/2024	530,000	585,894
Sprint Nextel Corp., 6%, 11/15/2022	155,000	164,977
T-Mobile USA, Inc., 6.5%, 1/15/2024	95,000	99,011
T-Mobile USA, Inc., 5.125%, 4/15/2025	195,000	203,155
T-Mobile USA, Inc., 6.5%, 1/15/2026	195,000	209,625
T-Mobile USA, Inc., 5.375%, 4/15/2027	310,000	335,383
		$3,794,125
Utilities - Electric Power – 3.7%
Calpine Corp., 5.75%, 1/15/2025	$75,000	$76,125
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	525,000	547,323
Covanta Holding Corp., 5.875%, 3/01/2024	235,000	241,462
Covanta Holding Corp., 6%, 1/01/2027	50,000	52,000
Drax Finco PLC, 6.625%, 11/01/2025 (n)	220,000	227,150
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	430,000	445,910
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	120,000	123,300
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	140,000	143,850
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	5,000	5,138
		$1,862,258
Total Bonds		$67,252,535

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – 0.4%
Broadcasting – 0.1%
Warner Music Group, Term Loan F, 4.237%, 11/01/2023	$41,000	$40,821
Conglomerates – 0.1%
Gates Global LLC, Term Loan B2, 4.862%, 4/01/2024	$48,629	$47,375
Entertainment – 0.1%
Live Nation Entertainment, Inc., Term Loan B3, 3.875%, 10/31/2023	$62,520	$62,286
Food & Beverages – 0.1%
U.S. Foods, Inc., Term Loan B, 4.112%, 6/27/2023	$40,686	$40,726
Total Floating Rate Loans		$191,208
Common Stocks – 0.2%
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (a)	11,385	$19,100
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	200	$101,158
Total Common Stocks		$120,258
Convertible Bonds – 0.1%
Cable TV – 0.1%
DISH Network Corp., 3.375%, 8/15/2026	$90,000	$82,823
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	84	$42
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	84	21
Total Warrants				$63

Investment Companies (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 2.17% (v)	1,515,287	$1,515,439

Other Assets, Less Liabilities – (36.7)%		(18,586,524)
Net Assets – 100.0%		$50,575,802
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,515,439 and $67,646,887, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,066,309, representing 83.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028	8/01/19	$15,000	$15,808
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026	7/18/19	105,000	110,250
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027	7/18/19-8/21/19	176,500	183,313
Element Solutions, Inc., 5.875%, 12/01/2025	8/29/19	62,698	62,625
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026	8/02/19	200,000	203,000
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024	7/26/19	385,000	383,075
iHeartCommunications, Inc., 5.25%, 8/15/2027	8/01/19-8/21/19	55,854	57,829
MTS Systems Corp., 5.75%, 8/15/2027	7/11/19-7/12/19	176,573	182,875
Superior Plus LP/Superior General Partner, Inc., 7%, 7/15/2026	7/12/19-7/15/19	47,341	47,138
Tenet Healthcare Corp., 4.875%, 1/01/2026	8/12/19-8/21/19	255,304	262,038
Trivium Packaging Finance B.V., 8.5%, 8/15/2027	7/19/19	200,000	215,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027	7/12/19	45,684	46,631
Total Restricted Securities			$1,769,582
% of Net assets			3.5%
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 8/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	599,868	EUR	531,296	Morgan Stanley Capital Services, Inc.	10/11/2019	$14,244
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	15	$1,799,648	December – 2019	$650
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	1	$149,724	September – 2019	$(2,596)
At August 31, 2019, the fund had cash collateral of $13,291 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$63	$101,158	$101,221
Mexico	—	19,100	—	19,100
U.S. Corporate Bonds	—	56,052,976	—	56,052,976
Foreign Bonds	—	11,282,382	—	11,282,382
Floating Rate Loans	—	191,208	—	191,208
Mutual Funds	1,515,439	—	—	1,515,439
Total	$1,515,439	$67,545,729	$101,158	$69,162,326
Other Financial Instruments
Futures Contracts - Assets	$650	$—	$—	$650
Futures Contracts - Liabilities	(2,596)	—	—	(2,596)
Forward Foreign Currency Exchange Contracts - Assets	—	14,244	—	14,244
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/18	$177,884
Change in unrealized appreciation or depreciation	(76,726)
Balance as of 8/31/19	$101,158
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2019 is $(76,726). At August 31, 2019, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,300,651	$14,499,937	$15,285,567	$524	$(106)	$1,515,439
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$26,805	$—